                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3023

                                  FORUM FUNDS
                              Two Portland Square
                              Portland, ME 04101
                                 207-879-1900

                 Simon D. Collier, Principal Executive Officer
                              Two Portland Square
                              Portland, ME 04101
                                 207-553-7110

                      Date of fiscal year end: October 31

         Date of reporting period: November 1, 2007 - January 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

DOVER RESPONSIBILITY FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (Unaudited)

Shares                       Security Description                       Value
------                       --------------------                       -----
COMMON STOCK - 99.7%
CONSUMER DISCRETIONARY - 10.9%
    2,230  Avery Dennison Corp.                                       $  115,559
    1,930  Johnson Controls, Inc.                                         68,264
    1,420  Kohl's Corp. (a)                                               64,809
    1,930  Marriott International, Inc., Class A                          69,403
    2,940  Staples, Inc.                                                  70,384
    3,250  Starbucks Corp. (a)                                            61,457
    1,580  Target Corp.                                                   87,816
    1,320  Tiffany & Co.                                                  52,668
    2,830  Walt Disney Co.                                                84,702
    1,800  Yum! Brands, Inc.                                              61,488
                                                                      ----------
                                                                         736,550
                                                                      ----------
CONSUMER STAPLES - 9.5%
    1,920  Avon Products, Inc.                                            67,238
    1,100  Clorox Co.                                                     67,452
    1,040  CVS Caremark Corp.                                             40,633
    1,220  Kimberly-Clark Corp.                                           80,093
    2,910  Kraft Foods, Inc.                                              85,147
    1,810  PepsiCo, Inc.                                                 123,424
    2,710  Procter & Gamble Co.                                          178,724
                                                                      ----------
                                                                         642,711
                                                                      ----------
ENERGY - 12.7%
    2,100  Chevron Corp.                                                 177,450
    1,880  ConocoPhillips                                                151,002
    4,060  Exxon Mobil Corp.                                             350,784
    2,700  Halliburton Co.                                                89,559
    1,480  Valero Energy Corp.                                            87,601
                                                                      ----------
                                                                         856,396
                                                                      ----------
FINANCIALS - 16.7%
    2,090  American Express Co.                                          103,079
    1,480  Ameriprise Financial, Inc.                                     81,859
    4,300  Bank of America Corp.                                         190,705
    1,420  Lincoln National Corp.                                         77,191
    1,620  MetLife, Inc.                                                  95,531
    2,160  Morgan Stanley                                                106,769
    1,090  Northern Trust Corp.                                           79,962
    1,330  PNC Financial Services Group, Inc.                             87,275
      500  State Street Corp.                                             41,060
    1,360  T Rowe Price Group, Inc.                                       68,802
    1,760  Travelers Cos., Inc.                                           84,656
    1,600  US Bancorp                                                     54,320
    1,400  Wachovia Corp.                                                 54,502
                                                                      ----------
                                                                       1,125,711
                                                                      ----------

HEALTH CARE - 12.6%
    2,040  Abbott Laboratories                                         114,852
    2,010  Amgen, Inc. (a)                                              93,646
    1,490  Baxter International, Inc.                                   90,503
      940  Becton Dickinson & Co.                                       81,338
    3,500  Bristol-Myers Squibb Co.                                     81,165
    2,630  Johnson & Johnson                                           166,374
    6,820  Pfizer, Inc.                                                159,520
    3,360  Schering-Plough Corp.                                        65,755
                                                                    ----------
                                                                       853,153
                                                                    ----------
INDUSTRIALS - 10.4%
    1,710  3M Co.                                                      136,201
    8,880  General Electric Co.                                        314,441
    2,020  United Technologies Corp.                                   148,288
    1,280  WW Grainger, Inc.                                           101,850
                                                                    ----------
                                                                       700,780
                                                                    ----------
INFORMATION TECHNOLOGY - 12.2%
    4,900  Hewlett-Packard Co.                                         214,375
   10,010  Intel Corp.                                                 212,212
   12,260  Microsoft Corp.                                             399,676
                                                                    ----------
                                                                       826,263
                                                                    ----------
MATERIALS - 3.7%
    2,480  Alcoa, Inc.                                                  82,088
    1,730  Newmont Mining Corp.                                         94,008
    1,090  Weyerhauser Co.                                              73,815
                                                                    ----------
                                                                       249,911
                                                                    ----------
TELECOMMUNICATION SERVICES - 7.3%
    4,140  AT&T, Inc.                                                  159,348
   12,220  Motorola, Inc.                                              140,897
    5,860  Symantec Corp. (a)                                          105,070
    2,250  Verizon Communications, Inc.                                 87,390
                                                                    ----------
                                                                       492,705
                                                                    ----------
UTILITIES - 3.7%
      820  Constellation Energy Group, Inc.                             77,047
    4,220  Duke Energy Corp.                                            78,745
    1,240  Exelon Corp.                                                 94,476
                                                                    ----------
                                                                       250,268
                                                                    ----------
Total Common Stock (Cost $6,832,259)                                 6,734,448
                                                                    ----------

Principal
---------
SHORT-TERM INVESTMENT - 0.2%
MONEY MARKET DEPOSIT ACCOUNT - 0.2%
$10,924    Citibank Money Market Deposit Account, 3.04%
             (Cost $10,924)                                             10,924
                                                                    ----------
Total Investments - 99.9% (Cost $6,843,183)*                        $6,745,372
Other Assets & Liabilities, Net - 0.1%                                   6,202
                                                                    ----------
NET ASSETS - 100.0%                                                 $6,751,574
                                                                    ==========

--------
(a) Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

             Gross Unrealized Appreciation............. $ 280,125
             Gross Unrealized Depreciation.............  (377,936)
                                                        ---------
             Net Unrealized Appreciation (Depreciation) $ (97,811)
                                                        =========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

FLAG INVESTORS EQUITY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (Unaudited)

Shares                      Security Description                      Value
------                      --------------------                      -----
COMMON STOCK - 93.8%
COMMUNICATIONS - 16.6%
    9,900  America Movil SAB de CV, ADR                             $  593,109
   11,850  Comcast Corp., Class A (a)                                  215,196
    6,000  Idearc, Inc.                                                 97,560
    4,300  Millicom International Cellular SA (a)                      455,542
    8,400  NII Holdings, Inc. (a)                                      358,344
    3,700  RH Donnelley Corp. (a)                                      111,259
    8,000  SBA Communications Corp., Class A (a)                       236,880
   10,500  Virgin Mobile USA, Inc., Class A (a)                         84,315
                                                                    ----------
                                                                     2,152,205
                                                                    ----------
CONSUMER, CYCLICAL - 15.5%
   14,150  American Eagle Outfitters, Inc.                             325,875
    3,000  AutoNation, Inc. (a)                                         48,840
   12,000  Carmax, Inc. (a)                                            267,600
      900  Costco Wholesale Corp.                                       61,146
    6,500  Gol Linhas Aereas Inteligentes SA, ADR                      127,270
   11,600  Lowe's Cos., Inc.                                           306,704
    5,000  Pool Corp.                                                  123,200
    3,800  Ryanair Holdings plc, ADR (a)                               126,996
    9,300  TJX Cos., Inc.                                              293,508
    3,500  WABCO Holdings, Inc.                                        141,015
    3,800  Wal-Mart Stores, Inc.                                       193,344
                                                                    ----------
                                                                     2,015,498
                                                                    ----------
CONSUMER, NON-CYCLICAL - 18.2%
    6,600  Coventry Health Care, Inc. (a)                              373,428
      850  Covidien, Ltd.                                               37,935
    2,100  Johnson & Johnson                                           132,846
    4,000  Laboratory Corp. of America Holdings (a)                    295,520
    7,000  Moody's Corp.                                               244,930
   10,800  Omnicare, Inc.                                              239,112
    2,700  Pfizer, Inc.                                                 63,153
    7,100  UnitedHealth Group, Inc.                                    360,964
    7,800  WellPoint, Inc. (a)                                         609,960
                                                                    ----------
                                                                     2,357,848
                                                                    ----------
ENERGY - 5.9%
    2,500  Devon Energy Corp.                                          212,450
    5,528  Kinder Morgan Management LLC (a)                            298,510
   10,000  Magellan Midstream Holdings, LP                             259,000
                                                                    ----------
                                                                       769,960
                                                                    ----------
FINANCIALS - 19.6%
   19,800  AmeriCredit Corp. (a)                                       263,538
      100  Berkshire Hathaway, Inc., Class B (a)                       455,000
    6,000  Capital One Financial Corp.                                 328,860
    6,200  Citigroup, Inc.                                             174,964

    3,900  First American Corp.                                     169,845
   17,550  First Marblehead Corp.                                   288,522
    5,500  Freddie Mac                                              167,145
    2,900  Prudential Financial, Inc.                               244,673
    1,100  Redecard SA, GDR (b)                                      31,806
   12,300  Wells Fargo & Co.                                        418,323
                                                                -----------
                                                                  2,542,676
                                                                -----------
INDUSTRIALS - 9.9%
    5,900  Burlington Northern Santa Fe Corp.                       510,468
    8,700  Canadian National Railway Co.                            438,567
      850  Tyco Electronics, Ltd.                                    28,738
      850  Tyco International, Ltd.                                  33,456
    3,800  United Technologies Corp.                                278,958
                                                                -----------
                                                                  1,290,187
                                                                -----------
TECHNOLOGY - 8.1%
    6,100  Hewlett-Packard Co.                                      266,875
    3,800  Mastercard, Inc., Class A                                786,600
                                                                -----------
                                                                  1,053,475
                                                                -----------
Total Common Stock (Cost $13,237,580)                            12,181,849
                                                                -----------

Principal
---------
SHORT-TERM INVESTMENT - 4.8%
MONEY MARKET DEPOSIT ACCOUNT - 4.8%
 $624,716  Citibank Money Market Deposit Account, 3.04%
             (Cost $624,716)                                        624,716
                                                                -----------
Total Investments - 98.6% (Cost $13,862,296)*                   $12,806,565
Other Assets & Liabilities, Net - 1.4%                              179,432
                                                                -----------
NET ASSETS - 100.0%                                             $12,985,997
                                                                ===========
--------
(a)Non-income producing security

(b)Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $31,806 or 0.2% of net assets.

ADR American Depositary Receipt
GDR Global Depositary Receipt

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

   Gross Unrealized Appreciation                 $   785,299
   Gross Unrealized Depreciation                  (1,841,030)
                                                 -----------
   Net Unrealized Appreciation (Depreciation)    $(1,055,731)
                                                 ===========

   THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

FLAG INVESTORS INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (Unaudited)

Common Stock - 15.2%

Shares           Security Description                        Value
------           --------------------                        -----
COMMUNICATIONS - 4.0%
      2,000  NII Holdings, Inc. (a)                         $ 85,320
      2,000  Virgin Mobile USA, Inc.,
               Class A (a)                                    16,060
                                                            --------
                                                             101,380
                                                            --------
ENERGY - 3.1%
      3,000  Magellan Midstream Holdings,
               LP                                             77,700
                                                            --------
FINANCIALS - 6.1%
        700  Bank of America Corp.                            31,045
      1,000  Citigroup, Inc.                                  28,220
      5,000  Countrywide Financial Corp.                      34,800
      1,000  Fifth Third Bancorp                              27,100
      2,000  First Marblehead Corp.                           32,880
                                                            --------
                                                             154,045
                                                            --------
TECHNOLOGY - 2.0%
      1,000  Affiliated Computer Services,
               Inc., Class A (a)                              48,750
                                                            --------
Total Common Stock (Cost $509,818)                           381,875
                                                            --------

CORPORATE BONDS - 79.6%

Principal                                    Rate  Maturity
---------                                   -----  --------
COMMUNICATIONS - 4.1%
   $ 25,000  Clear Channel Communications,
               Inc.                         5.500% 09/15/14   19,074
     50,000  RH Donnelley Corp.             6.875  01/15/13   42,250
     50,000  RH Donnelley Corp. (b)         8.875  10/15/17   42,625
                                                            --------
                                                             103,949
                                                            --------
CONSUMER DISCRETIONARY - 11.2%
    100,000  AutoNation, Inc.               7.000  04/15/14   89,500
     50,000  MGM Mirage                     6.625  07/15/15   46,375
     50,000  Penske Auto Group, Inc.        7.750  12/15/16   45,000
    100,000  Tenneco, Inc. (b)              8.125  11/15/15  100,000
                                                            --------
                                                             280,875
                                                            --------
CONSUMER STAPLES - 15.0%
    140,000  Blyth, Inc.                    5.500  11/01/13  120,400
     50,000  Elan Finance Corp., plc (c)    8.869  11/15/11   45,750
     50,000  Laboratory Corp. of America
               Holdings                     5.500  02/01/13   50,117
    125,000  Omnicare, Inc.                 6.875  12/15/15  113,125
     50,000  Smithfield Foods, Inc.         7.750  07/01/17   47,500
                                                            --------
                                                             376,892
                                                            --------

FINANCIAL - 28.0%
   300,000  AmeriCredit Corp. (b)           8.500 07/01/15    219,750
   125,000  GMAC, LLC                       6.875 08/28/12    106,230
   105,000  Icahn Enterprises, LP (b)       7.125 02/15/13     97,912
   115,000  Leucadia National Corp.         7.125 03/15/17    108,963
   100,000  Leucadia National Corp.         8.125 09/15/15    100,000
   100,000  Realogy Corp. (b)              10.500 04/15/14     72,000
                                                           ----------
                                                              704,855
                                                           ----------
INDUSTRIALS - 16.4%
   150,000  Anixter International, Inc.     5.950 03/01/15    135,375
   100,000  Park-Ohio Industries, Inc.      8.375 11/15/14     81,750
   100,000  USG Corp.                       8.000 01/15/18     96,154
   100,000  Wabtec Corp.                    6.875 07/31/13     98,500
                                                           ----------
                                                              411,779
                                                           ----------
INFORMATION TECHNOLOGY - 4.9%
   125,000  Seagate Technology HDD
              Holdings                      6.800 10/01/16    122,500
                                                           ----------
Total Corporate Bonds (Cost $2,145,789)                     2,000,850
                                                           ----------
SHORT-TERM INVESTMENT - 3.6%

MONEY MARKET DEPOSIT ACCOUNT - 3.6%
    92,029  Citibank Money Market Deposit
              Account, 3.04% (Cost
              $92,029)                                         92,029
                                                           ----------
Total Investments - 98.4% (Cost
  $2,747,636)*                                             $2,474,754
Other Assets & Liabilities, Net - 1.6%                         38,284
                                                           ----------
NET ASSETS - 100.0%                                        $2,513,038
                                                           ==========

--------
(a)Non-income producing security.

(b)Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $532,287 or 21.2% of net assets.

(c)Variable rate security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

             Gross Unrealized Appreciation              $  13,322
             Gross Unrealized Depreciation               (286,204)
                                                        ---------
             Net Unrealized Appreciation (Depreciation) $(272,882)
                                                        =========

   THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

FOUNTAINHEAD SPECIAL VALUE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (Unaudited)

Shares                       Security Description                     Value
------                       --------------------                     -----
COMMON STOCK - 100.9%
BANKS - 1.4%
     5,000  BB&T Corp.                                              $  181,400
                                                                    ----------
BIOTECHNOLOGY - 5.9%
   110,000  Nektar Therapeutics (a)                                    784,300
                                                                    ----------
COMMERCIAL SERVICES - 11.3%
    14,000  Accenture, Ltd., Class A                                   484,680
    12,500  Avis Budget Group, Inc. (a)                                166,875
    15,000  Monster Worldwide, Inc. (a)                                417,750
    12,000  Moody's Corp.                                              419,880
                                                                    ----------
                                                                     1,489,185
                                                                    ----------
DIVERSIFIED FINANCIAL SERVICES - 10.7%
    32,500  CIT Group, Inc.                                            908,700
    29,000  Discover Financial Services                                507,500
                                                                    ----------
                                                                     1,416,200
                                                                    ----------
DRUGS/PHARMACEUTICAL PREPARATIONS - 18.7%
     8,000  Cephalon, Inc. (a)                                         525,040
    20,000  Forest Laboratories, Inc. (a)                              795,400
    14,600  Genzyme Corp. (a)                                        1,140,698
                                                                    ----------
                                                                     2,461,138
                                                                    ----------
HEALTH CARE SERVICES - 7.1%
    10,000  Pharmaceutical Product Development, Inc.                   433,600
    33,500  PharMerica Corp. (a)                                       497,140
                                                                    ----------
                                                                       930,740
                                                                    ----------
INSURANCE CARRIERS - 21.8%
    46,300  CastlePoint Holdings, Ltd. (b)                             599,122
    25,000  CastlePoint Holdings, Ltd.                                 323,500
    26,300  First Mercury Financial Corp. (a)                          502,593
    20,000  Genworth Financial, Inc.                                   486,800
    32,900  Tower Group, Inc.                                          961,338
                                                                    ----------
                                                                     2,873,353
                                                                    ----------
MEDIA - 3.6%
    11,000  McGraw-Hill Cos., Inc.                                     470,360
                                                                    ----------
MEDICAL PRODUCTS - 9.9%
    16,500  St. Jude Medical, Inc. (a)                                 668,415
    23,400  Wright Medical Group, Inc. (a)                             638,820
                                                                    ----------
                                                                     1,307,235
                                                                    ----------
PERSONAL CARE - 4.2%
    23,000  Bare Escentuals, Inc. (a)                                  548,320
                                                                    ----------

TECHNOLOGY - 6.3%
   62,000     BancTec, Inc. (a)(c)(d)                                310,000
   12,400.00  Fidelity National Information Services, Inc.           526,380
                                                                 -----------
                                                                     836,380
                                                                 -----------
Total Common Stock (Cost $12,760,359)                             13,298,611
                                                                 -----------
Total Investments in Securities - 100.9% (Cost $12,760,359)*     $13,298,611
Other Assets & Liabilities, Net - (0.9)%                            (113,809)
                                                                 -----------
NET ASSETS - 100.0%                                              $13,184,802
                                                                 ===========
--------
(a)Non-income producing security.

(b)Restricted security not registered under the Securities Act of 1933 other than Rule 144A securities. At the end of the period, the value of these securities amounted to $599,122 or 4.5% of net assets.

                   Security          Acquisition Date Acquisition Cost
          -------------------------- ---------------- ----------------
          CastlePoint Holdings, Ltd.     3/26/07          $463,000


(c)Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $310,000 or 2.4% of net assets.

(d)Security fair valued in accordance with procedures adopted by the Board of Trustees.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

             Gross Unrealized Appreciation              $1,246,973
             Gross Unrealized Depreciation                (708,721)
                                                        ----------
             Net Unrealized Appreciation (Depreciation) $  538,252
                                                        ==========

   THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's Principal Executive and Principal Financial Officers have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. CERTIFICATIONS AS REQUIRED BY RULE 30A-2(A) UNDER THE ACT ARE ATTACHED HERETO.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By: /s/ Simon D. Collier
    ------------------------------------------------
    Simon D. Collier, Principal Executive Officer

Date: March 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Simon D. Collier
    ------------------------------------------------
    Simon D. Collier, Principal Executive Officer

Date: March 27, 2008

By: /s/ Trudance L.C. Bakke
    ------------------------------------------------
    Trudance L.C. Bakke, Principal Financial Officer

Date: March 27, 2008